Provision for Environmental Rehabilitation - Reconciliation of the Total Liability for Environmental Rehabilitation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in other provisions
Balance at beginning of year	R 1,085
Balance at end of year	1,101	R 1,085
Provision for environmental rehabilitation
Reconciliation of changes in other provisions
Balance at beginning of year	3,408	3,054
Change in estimate - Balance sheet	(774)	(48)
Change in estimate – Income statement	135	47
Utilisation of provision	(15)	(47)
Time value of money and inflation component of rehabilitation costs	296	194
Transfer	1,856	0
Translation	(244)	208
Balance at end of year	4,662	3,408
Provision for environmental rehabilitation | PNG operations
Reconciliation of changes in other provisions
Balance at beginning of year	1,267
Balance at end of year	R 1,084	R 1,267